Condensed Consolidated Statements of Changes in Equity kr in Thousands	SEK (kr)
Opening balance equity attributable to equity holders of the Parent Company at Dec. 31, 2020	kr 1,210,491
Loss for the period	(130,870)
Other comprehensive income/(loss)	6,755
Total comprehensive income/(loss) for the period attributable to equity holders of the Parent Company	(124,115)
Transactions with owners:
Cost attributable to new share issue	(982)
Share-based payments	3,278
Purchase of non-controlling interests	872
Total transactions with owners	3,169
Closing balance equity attributable to equity holders of the Parent Company at Mar. 31, 2021	1,089,545
Transactions with owners:
Total comprehensive loss for the period	(1,064)
Contribution from non-controlling interests	2,282
Purchase of non-controlling interests	(10,789)
Closing balance equity attributable to non-controlling interests at Mar. 31, 2021	36,238
Closing balance equity at Mar. 31, 2021	1,125,783
Opening balance equity attributable to equity holders of the Parent Company at Dec. 31, 2020	1,210,491
Loss for the period	(500,293)
Other comprehensive income/(loss)	(18,897)
Transactions with owners:
New share issue	324,000
Cost attributable to new share issue	(20,909)
Share-based payments	23,567
Purchase of non-controlling interests	(9,678)
Total transactions with owners	316,980
Closing balance equity attributable to equity holders of the Parent Company at Dec. 31, 2021	1,008,281
Transactions with owners:
Total comprehensive loss for the period	(8,466)
Contribution from non-controlling interests	2,282
Purchase of non-controlling interests	(39,625)
Closing balance equity at Dec. 31, 2021	1,008,281
Loss for the period	(207,047)
Other comprehensive income/(loss)	94
Total comprehensive income/(loss) for the period attributable to equity holders of the Parent Company	(206,954)
Transactions with owners:
Exercise of warrants	61,713
Share-based payments	8,103
Total transactions with owners	69,815
Closing balance equity attributable to equity holders of the Parent Company at Mar. 31, 2022	871,142
Closing balance equity at Mar. 31, 2022	kr 871,142